Note 2 - Summary of Significant Accounting Policies: p. Stock-based Compensation (Policies)	12 Months Ended
Sep. 30, 2016
Policies
p. Stock-based Compensation

p.      Stock-based Compensation – We estimate the fair value of our stock-based option compensation using the Black-Scholes model, which requires the input of some subjective assumptions. These assumptions include estimating the length of time employees will retain their vested stock options before exercising them (“expected life”), the estimated volatility of our common stock price over the expected term (“volatility”), employee forfeiture rate, the risk-free interest rate and the dividend yield. Changes in the subjective assumptions can materially affect the estimate of fair value of stock-based compensation.  The value of common stock awards is determined based upon the closing price of our stock on the grant date of the award.  Compensation expense for grants that vest upon grant are recognized in the period of grant.  The fair value of stock unit or stock awards is determined by the closing price of the Company’s common stock on the date of the grant.